Note 21 - Subsequent Events	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

Note 21 - Subsequent Events

Wind Down and Subsequent Divestiture of Consumer Health Business

In July 2024, the Company completed the wind down of its Consumer Health Segment and on July 31, 2024, the Company entered into a definitive agreement to divest its Consumer Health (a/k/a Innovus Pharmaceuticals) business to a private, e-commerce focused company affiliated with the Company’s former Vice President of Consumer Health, Jonathan Hughes. Pursuant to the definitive agreement, Mr. Hughes resigned from the Company effective July 31, 2024. The divested business encompasses the established e-commerce platform, certain inventory and associated consumer brands, intellectual property, contracts and liabilities, and provides for the Company to receive up to $0.5 million of revenue-based royalty payments and recovery of cost on certain future sales of former Consumer Health business products. Upon consummation of this agreement, the Company has completed its wind down of the Consumer Health Segment.